                       SUPPLEMENT DATED JANUARY 15, 1997
                   TO PROSPECTUS DATED JANUARY 15, 1997 FOR
                        PACIFIC SELECT ESTATE PRESERVER
            LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
           POLICIES ISSUED BY PACIFIC MUTUAL LIFE INSURANCE COMPANY

     Capitalized terms used in this supplement are defined in the prospectuses referred to above or the M Fund's prospectus.

INTRODUCTION

     A Policy Owner may choose to allocate net premium payments to four additional options available under the Policy (the "Investment Options") that are funded through the Variable Accounts of the Separate Account: The Edinburgh Overseas Equity Variable Account ("Variable Account I"), Turner Core Growth Variable Account ("Variable Account II"), the Frontier Capital Appreciation Variable Account ("Variable Account III"), and the Enhanced U.S. Equity Variable Account ("Variable Account IV"). A Policy Owner also may transfer Accumulated Value to the Variable Accounts funding these additional Variable Investment Options. The Variable Accounts funding the additional Variable Investment Options invest in the following corresponding portfolios ("Portfolios") of M Fund, Inc. ("M Fund"):

        Variable Account I:    Edinburgh Overseas Equity Fund
        Variable Account II:   Turner Core Growth Fund
        Variable Account III:  Frontier Capital Appreciation Fund
        Variable Account IV:   Enhanced U.S. Equity Fund

     In addition to these Investment Options, a Policy Owner may allocate all or a portion of net premium payments and transfer Accumulated Value to the Variable Accounts or the Fixed Account of Pacific Mutual Life Insurance Company ("Pacific Mutual", "we", "us", or "our") described in the accompanying prospectus for the Policy.

     Except as described below in relation to the four additional Variable Investment Options, all features of the Policy and all operational procedures regarding the Policy remain in effect as described in the Policy's prospectus.

INFORMATION ABOUT M FUND

M FUND, INC.

     M Fund is a diversified, open-end management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. M Fund currently offers four separate Portfolios as Investment Options under the Policies. Each Portfolio pursues different investment objectives and policies. The shares of each Portfolio are purchased by us for the corresponding Variable Account at net asset value, i.e., without sales load.
                                                       ----
All dividends and capital gains distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless we, on behalf of the Separate Account, elect otherwise. M Fund shares may be redeemed by us at their net asset value to the extent necessary to make payments under the Policies.

     The chart below summarizes some basic information about each Portfolio of M Fund offered to the

Separate Account. There can be no assurance that any Portfolio will achieve its objective. More detailed information is contained in the accompanying prospectus of M Fund, including information on the risks associated with the investments and investment techniques of each Portfolio of M Fund.

     M FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS SUPPLEMENT AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                                              Primary Investments                Investment
                                                                (under normal                 Adviser/Portfolio
Portfolio                          Objective                    circumstances)                     Manager
---------                          ---------                  -------------------             -----------------
Edinburgh Overseas             Long-term capital              Common stock and                 M Financial Invest-
Equity Fund                    appreciation with              common stock equi-               ment Advisers, Inc.
                               reasonable invest-             valents of foreign               ("MFIA")/Edinburgh Fund
                               ment risk through              issuers, including               Managers plc.
                               active management              smaller issuers and
                               and investment in              issuers located in
                               common stock and               small, emerging markets
                               common stock equi-
                               valents of foreign
                               issuers

Turner Core Growth Fund        Long-term capital              Common stocks that               MFIA/Turner Investment
                               appreciation through a         show strong earnings             Partners, Inc.
                               diversified port-              potential with reasonable
                               folio of common stocks         market prices
                               that show strong
                               earnings potential
                               with reasonable market
                               prices

Frontier Capital               Maximum capital                Common stock of com-             MFIA/Frontier Capital
Appreciation Fund              appreciation through           panies of all sizes,             Management Company, Inc.
                               investment in common           with emphasis on stocks
                               stock of companies of          of small- to medium-
                               all sizes, with                capitalization companies
                               emphasis on stocks of          (i.e., companies with
                               small- to medium-               ----
                               capitalization companies       market capitalization of
                                                              less than $3 billion)

Enhanced U.S. Equity Fund      Above-market total             Common stocks of                 MFIA/Franklin Portfolio
                               return through in-             companies perceived              Associates Trust
                               vestment in common stock       to provide a return
                               of companies perceived         higher than that of
                               to provide a return higher     the S&P 500 at
                               than that of the Standard      approximately the same
                               & Poor's 500 Composite         level of investment risk
                               Stock Price Index ("S&P
                               500") at approximately the
                               same level of investment
                               risk as the S&P 500

THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS

     M Financial Investment Advisers, Inc. ("MFIA") serves as Investment Adviser to each Portfolio of M Fund. MFIA has engaged other firms, as shown in the chart above, to serve as Portfolio Managers under the supervision of MFIA and M Fund's Board of Directors.

     Pacific Mutual assumes no responsibility for the operation of M Fund or any Portfolio thereof, or the compliance of M Fund or the Portfolio with any applicable law.

THE POLICY

     All features of the Policy described in its prospectus remain intact.

     The following discussion supplements the one included in the Policy's prospectus under "CHARGES AND DEDUCTIONS - Other Charges."

     OTHER CHARGES

          M Fund and each of its Portfolios incur certain charges, including the investment advisory fee, and certain operating expenses. M Fund's expenses are not fixed or specified under the terms of the Policy, and these expenses may vary from year to year. The advisory fees and other expenses are more fully described in the prospectus of M Fund.

     We will exercise voting rights attributable to shares of M Fund consistent with the discussion in the prospectus on "Voting of Fund Shares." The rights we have as described in the prospectus under "Disregard of Voting Instructions" and "Substitution of Investments" also apply to M Fund and its Portfolios.

REPORT TO OWNERS

     We will send to each Policy Owner any annual and semiannual reports containing financial statements for M Fund that we receive from that fund.

ILLUSTRATIONS

     For the M Fund Portfolios, the investment advisory fees are equivalent to the following annual rates of the average daily net assets of the Portfolios:
1.05% for the Edinburgh Overseas Equity Fund (subject to breakpoints), 0.45% for the Turner Core Growth Fund, 0.90% for the Frontier Capital Appreciation Fund, and 0.55% for the Enhanced U.S. Equity Fund (subject to breakpoints). Other expenses of the Portfolios are 0.25% of the average daily net assets for each of the Portfolios on an annualized basis, which amounts to total expenses equal to the following annual rates of the average daily net assets of the Portfolios:
1.30% for the Edinburgh Overseas Equity Fund, 0.70% for the Turner Core Growth Fund, 1.15% for the Frontier Capital Appreciation Fund, and 0.80% for the Enhanced U.S. Equity Fund. If adjusted to include the effect of foreign taxes on dividends, M Fund estimates that the expenses for the Edinburgh Overseas Equity Fund would be 1.50%. These estimated expenses are for the period January 4, 1996 (commencement of operations of the Portfolios) through June 30, 1996 and reflect the policy of MFIA, which has voluntarily undertaken to pay operating expenses of M Fund (not including brokerage or other portfolio transaction expenses or

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expenses of litigation, indemnification, taxes or other extraordinary expenses)
to the extent that such expenses, as accrued for each Portfolio, from January 5, 1996 (commencement of operations) through December 31, 1996, exceed 0.25% of that Portfolio's estimated average daily net assets on an annualized basis. In the absence of this policy, such expenses would exceed the expense cap and total expenses for the period January 5, 1996 through June 30, 1996 on an annualized basis would be approximately 7.75% for the Edinburgh Overseas Equity Fund, 8.36% for the Turner Growth Fund, 8.82% for the Frontier Capital Appreciation Fund, and 12.94% for the Enhanced U.S. Equity Fund, respectively. MFIA has extended this policy through December 31, 1997. There can be no assurance that MFIA will continue the policy after that date. Upon request, Pacific Mutual will furnish individualized illustrations reflecting allocation of net premiums to one or more of the Variable Accounts that each invest in a corresponding Portfolio of M Fund, which will reflect the expenses (after payment of certain operating expenses by MFIA) described above.